LEASES (Schedule of Operating Cash Flows) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating Leases
Operating lease right-of-use assets	$ 5,807	$ 2,282
Current operating lease liabilities	1,474	939
Non-current operating lease liabilities	4,448	1,345
Total operating lease liabilities	$ 5,922	$ 2,284
ISRAEL
Operating Leases
Weighted Average Remaining Lease Term	4 years 4 months 20 days	3 years 5 months 19 days
Weighted Average discount rate percentage	4.70%	4.52%
UNITED STATES
Operating Leases
Weighted Average Remaining Lease Term	5 years 11 months 4 days	2 years 5 months 8 days
Weighted Average discount rate percentage	6.41%	6.27%